Note 8 - Intangible Assets (Details) - Intangible Assets (USD $) In Thousands, unless otherwise specified	Jan. 31, 2015	Jan. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Cost	$ 198,011	$ 164,370
Accumulated Amortization	82,885	69,721
	115,126	94,649
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	97,344	81,951
Accumulated Amortization	37,956	32,101
Developed Technology Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	93,911	76,442
Accumulated Amortization	40,326	32,796
Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	4,349	4,093
Accumulated Amortization	3,130	3,392
Noncompete Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	2,407	1,884
Accumulated Amortization	$ 1,473	$ 1,432